Cost of goods sold and services provided (Tables)	12 Months Ended
Jun. 30, 2026
Trade and other payables
Schedule of cost of goods sold and services provided
Description	Cost of sales and services from agricultural business (i)	Cost of sales and services from sales and services from urban properties and investment business (ii)	06.30.2026	06.30.2025	06.30.2024
Inventories at the beginning of the year	98,148	215,011	313,159	145,964	150,169
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	20,420	-	20,420	43,933	(3,327)
Changes in the net realizable value of agricultural products after harvest	19,114	-	19,114	6,199	13,357
Currency translation adjustment	89,709	(1,434)	88,275	43,241	(57,190)
Transfers	-	69,694	69,694	218,085	-
Impairment	-	(11,940)	(11,940)	(25,541)
Harvest	441,765	-	441,765	404,381	526,026
Acquisitions and classifications	406,436	257,822	664,258	546,822	513,515
Consume	(117,934)	-	(117,934)	(74,825)	(55,673)
Incorporation by business combination (iii)	-	210	210	-	-
Inventories at the end of the year	(357,078)	(270,850)	(627,928)	(546,567)	(324,329)
Cost for the year ended 06.30.2026	600,580	258,513	859,093	-	-
Cost for the year ended 06.30.2025	515,993	245,699	-	761,692	-
Cost for the year ended 06.30.2024	558,916	203,632	-	-	762,548